Income Tax Provision (Details 2) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt discount	$ 0	$ (52,000)	$ 0
Income Tax Provision [Member]
Stock-based compensation		702,000	561,000
Private placement costs		366,000	320,000
Operating lease liability		42,000	54,000
Loss on extinguishment of debt		1,697,000	438,000
Net operating loss carryforwards		5,946,000	5,431,000
Gross deferred tax assets		8,753,000	6,804,000
Less valuation allowance		(7,255,000)	(5,775,000)
Total deferred tax assets		1,498,000	1,029,000
Derivative gain		1,455,000	865,000
Debt discount		2,000	110,000
Operating lease right-of-use asset		41,000	54,000
Total deferred tax liabilities		1,498,000	1,029,000
Net deferred tax asset (liability)		$ 0	$ 0